UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7177

Name of Fund:  Merrill Lynch Mid Cap Value Opportunities Fund of
               The Asset Program, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 01/31/04

Date of reporting period: 08/01/04 - 10/31/04

Item 1 - Schedule of Investments


Merrill Lynch Mid Cap Value Opportunities Fund

Schedule of Investments as of October 31, 2004
                                                Shares                                              Value
                 Industry*                        Held      Common Stocks                     (in U.S. dollars)
North America
United States -  Aerospace &                    80,400      Northrop Grumman Corporation         $   4,160,700
93.1%            Defense - 3.3%                250,900      Raytheon Company                         9,152,832
                                                                                                 -------------
                                                                                                    13,313,532

                 Air Freight &                  94,500      CNF Transportation Inc.                  4,137,210
                 Logistics -1.0%

                 Auto
                 Components - 0.5%              67,100      American Axle & Manufacturing
                                                            Holdings, Inc.                           1,925,770

                 Beverages - 0.3%               34,800     +Constellation Brands, Inc.
                                                            (Class A)                                1,365,204

                 Biotechnology - 2.5%           45,700     +Cephalon, Inc.                           2,178,519
                                               246,800     +Human Genome Sciences, Inc.              2,539,572
                                               195,700     +Maxygen Inc.                             1,878,720
                                               123,800     +MedImmune, Inc.                          3,518,396
                                                                                                 -------------
                                                                                                    10,115,207

                 Building                      106,700      Masco Corporation                        3,655,542
                 Products - 0.9%

                 Capital Markets - 3.0%        522,600     +E*TRADE Financial Corp.                  6,741,540
                                               373,100      Janus Capital Group Inc.                 5,689,775
                                                                                                 -------------
                                                                                                    12,431,315

                 Commercial Banks - 4.8%       107,600      Banknorth Group, Inc.                    3,795,052
                                               195,700      The Colonial BancGroup, Inc.             4,236,905
                                               109,300      Compass Bancshares, Inc.                 5,221,261
                                               184,375      First Midwest Bancorp, Inc.              6,436,532
                                                                                                 -------------
                                                                                                    19,689,750

                 Commercial Services           139,700     +Allied Waste Industries, Inc.            1,139,952
                 & Supplies - 4.0%              55,400      Avery Dennison Corporation               3,370,536
                                               327,500      Cendant Corporation                      6,743,225
                                               148,100     +Corrections Corporation of America       5,146,475
                                                                                                 -------------
                                                                                                    16,400,188

                 Communications                368,600     +CommScope, Inc.                          6,638,486
                 Equipment - 2.4%              395,700     +Tellabs, Inc.                            3,165,600
                                                                                                 -------------
                                                                                                     9,804,086

                 Construction &                136,100      Fluor Corporation                        6,320,484
                 Engineering - 1.5%

                 Construction                   71,400      Martin Marietta Materials, Inc.          3,250,842
                 Materials - 0.8%

                 Containers &                  405,900     +Crown Holdings, Inc.                     4,606,965
                 Packaging - 2.1%              228,100     +Smurfit-Stone Container
                                                            Corporation(k)                           3,959,816
                                                                                                 -------------
                                                                                                     8,566,781

                 Diversified Financial          54,700      Financial Select Sector SPDR
                 Services - 5.5%                            Fund(f)(k)                               1,564,967
                                                44,700      iShares Russell 2000 Index
                                                            Fund(j)                                  5,199,951
                                                39,200      iShares S&P SmallCap 600
                                                            Index Fund(g)(k)                         5,774,552
                                                28,500      S&P 500 Depositary Receipts(e)(k)        3,231,615
                                                62,600      S&P Mid-Cap 400 Depositary
                                                            Receipts(b)                              6,898,520
                                                                                                 -------------
                                                                                                    22,669,605

                 Electric Utilities - 1.1%     116,000      Cinergy Corp.                            4,584,320

                 Electronic Equipment          122,600      Anixter International Inc.               4,737,264
                 & Instruments - 5.0%              700     +Cogent Inc.                                 13,394
                                               256,700     +Ingram Micro Inc. (Class A)              4,428,075
                                               267,800      Symbol Technologies, Inc.                3,933,982
                                               182,800     +Tech Data Corporation                    7,383,292
                                                                                                 -------------
                                                                                                    20,496,007

                 Energy Equipment              109,900      BJ Services Company(k)                   5,604,900
                 & Services - 5.0%             231,900      Diamond Offshore Drilling, Inc.          7,838,220
                                                98,000      Energy Select Sector SPDR Fund(d)        3,443,720
                                                45,100      Oil Service HOLDRs Trust(c)(k)           3,655,806
                                                                                                 -------------
                                                                                                    20,542,646

                 Food Products - 2.6%          183,500      ConAgra Foods, Inc.                      4,844,400
                                               352,900     +Del Monte Foods Company                  3,768,972
                                                87,300     +Smithfield Foods, Inc.                   2,115,279
                                                                                                 -------------
                                                                                                    10,728,651

                 Health Care Equipment          71,900      C.R. Bard, Inc.                          4,083,920
                 & Supplies - 1.0%

                 Health Care Providers       1,495,200     +WebMD Corporation                       11,303,712
                 & Services - 2.8%

                 Hotels, Restaurants            83,700      Harrah's Entertainment, Inc.             4,898,124
                 & Leisure - 1.2%                4,100     +Texas Roadhouse, Inc. (Class A)             94,382
                                                                                                 -------------
                                                                                                     4,992,506

                 IT Services - 5.4%             19,500     +CheckFree Corp.                            604,500
                                               708,700     +Convergys Corporation                    9,220,187
                                               238,700      Sabre Holdings Corporation (Class A)     5,134,437
                                               271,400     +Sungard Data Systems Inc.                7,189,386
                                                                                                 -------------
                                                                                                    22,148,510

                 Insurance - 4.2%              107,700      ACE Limited                              4,099,062
                                               275,000     +Conseco, Inc.(k)                         4,609,000
                                                70,600      The First American
                                                            Financial Corporation                    2,202,014
                                               156,700      Protective Life Corporation              6,158,310
                                                                                                 -------------
                                                                                                    17,068,386

                 Internet Software             977,846     +Vignette Corporation                     1,085,409
                 & Services - 0.3%

                 Leisure Equipment             245,900      Mattel, Inc.                             4,305,709
                 & Products - 1.1%

                 Machinery - 2.2%               81,200      Eaton Corporation                        5,192,740
                                                47,300      ITT Industries, Inc.                     3,837,922
                                                                                                 -------------
                                                                                                     9,030,662

                 Media - 5.2%                   15,500     +DreamWorks Animation SKG, Inc.
                                                            (Class A)                                  605,275
                                               119,400      Harte-Hanks, Inc.                        3,073,356
                                                55,500      Knight Ridder, Inc.                      3,803,415
                                                77,200     +Paxson Communications Corporation           94,184
                                               254,200      The Reader's Digest Association,
                                                            Inc. (Class A)                           3,579,136
                                               287,800     +Valassis Communications, Inc.            9,894,564
                                                                                                 -------------
                                                                                                    21,049,930

                 Metals & Mining - 1.1%        297,200     +GrafTech International Ltd.              2,752,072
                                                53,200      Steel Dynamics, Inc.                     1,766,240
                                                                                                 -------------
                                                                                                     4,518,312

                 Oil & Gas - 4.6%              152,300      Noble Energy, Inc.                       8,833,400
                                                55,000      Sunoco, Inc.                             4,089,800
                                               140,200      Unocal Corporation                       5,853,350
                                                                                                 -------------
                                                                                                    18,776,550

                 Pharmaceuticals - 2.2%        617,500     +King Pharmaceuticals, Inc.               6,736,925
                                                51,200      Medicis Pharmaceutical (Class A)         2,082,304
                                                                                                 -------------
                                                                                                     8,819,229

                 Real Estate - 0.8%            111,600      Equity Office Properties Trust           3,138,192

                 Road & Rail - 1.3%            147,100      CSX Corporation                          5,369,150

                 Semiconductors &              133,000     +Applied Micro Circuits Corporation         484,120
                 Semiconductor                 153,500     +DSP Group, Inc.                          3,043,905
                 Equipment - 0.9%                                                                -------------
                                                                                                     3,528,025

                 Software - 4.4%               396,500     +Ascential Software Corporation           5,586,685
                                               514,500     +Compuware Corporation                    2,978,955
                                                81,800     +FileNET Corporation                      2,276,494
                                             1,398,900     +Parametric Technology Corporation        7,260,291
                                                                                                 -------------
                                                                                                    18,102,425

                 Specialty Retail - 5.2%       305,500      Foot Locker, Inc.                        7,454,200
                                               191,080      Limited Brands, Inc.                     4,734,962
                                               134,400     +Linens 'n Things, Inc.                   3,236,352
                                                77,400      The TJX Companies, Inc.                  1,856,052
                                               152,700      The Talbots, Inc.                        4,029,753
                                                                                                 -------------
                                                                                                    21,311,319

                 Thrifts & Mortgage            100,100      New York Community Bancorp, Inc.         1,837,836
                 Finance - 1.9%                275,400      Sovereign Bancorp, Inc.                  5,962,410
                                                                                                 -------------
                                                                                                     7,800,246

                 Trading Companies              70,500      W. W. Grainger, Inc.                     4,130,595
                 & Distributors - 1.0%

                                                            Total Common Stocks in
                                                            North America - 93.1%                  380,559,927

Western Europe

Switzerland -    Biotechnology - 0.3%           70,400      Serono SA (ADR)(a)(k)                    1,081,344
0.3%
                                                            Total Common Stocks
                                                            in Switzerland                           1,081,344

United Kingdom - Pharmaceuticals - 1.9%        281,400      Shire Pharmaceuticals
1.9%                                                        Group PLC (ADR)(a)                       7,991,760

                                                            Total Common Stocks in the
                                                            United Kingdom                           7,991,760

                                                            Total Common Stocks in
                                                            Western Europe - 2.2%                    9,073,104

                                                            Total Common Stocks
                                                            (Cost - $330,840,577) - 95.3%          389,633,031


                                            Beneficial
                                              Interest      Short-Term Securities

                                    $       20,370,988      Merrill Lynch Liquidity Series,
                                                            LLC Cash Sweep Series I(h)              20,370,988
                                            23,687,700      Merrill Lynch Liquidity Series,
                                                            LLC Money Market Series(h)(i)           23,687,700

                                                            Total Short-Term Securities
                                                            (Cost - $44,058,688) - 10.8%            44,058,688

                                    Total Investments (Cost - $374,899,265**)  - 106.1%            433,691,719
                                    Liabilities in Excess of Other Assets - (6.1%)                 (24,882,651)
                                                                                               ---------------
                                    Net Assets - 100.0%                                        $   408,809,068
                                                                                               ===============


+Non-income producing security.
*For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
**The cost and unrealized appreciation/depreciation on investments as of October 31, 2004, as computed for federal income tax purposes,were as follows:

Aggregate cost                           $  378,404,946
                                         ==============
Gross unrealized appreciation            $   69,131,410
Gross unrealized depreciation               (13,844,637)
                                         --------------
Net unrealized appreciation              $   55,286,773
                                         ==============

(a)American Depositary Receipts (ADR).
(b)Represents ownership in Mid Cap SPDR Trust. The investment objective of the Mid Cap SPDR Trust is to provide investment results that correspond to the price performance and dividend yield of the S&P MidCap 400 Index.
(c)Represents ownership in Oil Services HOLDRs Trust.  The Oil
Services HOLDRs Trust holds shares of common stock issued by 20 specified companies generally considered to be involved in various segments of the oil service industry
(d)Represents ownership in Energy Select Sector SPDR Fund. The investment objective of the Energy Select Sector SPDR Fund is to provide investment results that, before expenses, correspond to the price performance and dividend yield of The Energy Select Sector
Index.
(e)Represents ownership in S&P 500 SPDR Trust. The investment objective of the S&P 500 SPDR Trust is to provide investment results that, before expenses, correspond to the price performance and dividend yield of the S&P 500 Index.
(f)Represents ownership in Financial Select Sector SPDR Fund. The investment objective of the Financial Select Sector SPDR Fund is to provide investment results that, before expenses, correspond to the price performance and dividend yield of the The Financial Select
Sector Index.
(g)iShares S&P SmallCap 600 Index Fund is an exchange-traded fund.
The fund seeks investment results that correspond to the performance of the S&P SmallCap 600 Index.
(h)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                        Interest/
                                                        Dividend
Affiliate                             Net Activity       Income

Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I              $   14,164,502    $  182,664
Merrill Lynch Liquidity Series, LLC
    Money Market Series              $  (24,495,450)   $   33,897
Merrill Lynch Premier
    Institutional Fund                  (16,061,050)   $   10,869

(i)Security was purchased with the cash proceeds from securities loans.
(j)iShares Russell 2000 Index Fund is an exchange-traded fund. The fund seeks investment results that correspond to the performance of the Russell 2000 Index Fund.
(k)Security, or a portion of security, is on loan.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Mid Cap Value Opportunities Fund of
The Asset Program, Inc.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn,
       President
       Merrill Lynch Mid Cap Value Opportunities Fund of
       The Asset Program, Inc.


Date: December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn
       President
       Merrill Lynch Mid Cap Value Opportunities Fund of
       The Asset Program, Inc.


Date: December 20, 2004


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Mid Cap Value Opportunities Fund of
       The Asset Program, Inc.


Date: December 20, 2004